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                                                   UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                               Washington, D.C. 20549
                                                        Form 13F
                                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2011
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                 [ X ] adds new holdings entries.
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Institutional Investment Manager Filing this Report:

Vanguard Fiduciary Trust Company PO Box 2600 Valley Forge, Pennsylvania
19482-2600

Form 13F File Number: 028-11554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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Deborah McCracken
Assistant Secretary 100 Vanguard Blvd.
(610)503-7231       Malvern, PA 19355
BY /S/ DEBORAH MCCRACKEN DATE 11/15/2011
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[ ] 13F HOLDINGS REPORT

[ X ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

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Form 13F File Number Name
028-06408            The Vanguard Group, Inc
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